GOODWILL AND OTHER INTANGIBLE ASSETS - Estimated Annual Amortization (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 5,328,333	$ 6,728,333
2025	3,911,667	5,328,333
2026	3,895,000	3,911,667
2027	2,635,000	3,895,000
2028		2,635,000
Thereafter		3,437,500
Net Book Value	$ 24,253,750	$ 25,935,833